UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 28, 2015

Emerging Markets - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Brazil — 7.0%
BB Seguridade Participacoes SA	309,900	3,537,036
BRF SA ADR	155,130	3,521,451
Cielo SA	252,800	3,981,572
Hypermarcas SA(1)	472,800	3,181,147
Itau Unibanco Holding SA ADR	836,626	10,692,080
Lojas Americanas SA Preference Shares	369,900	2,174,771
Ultrapar Participacoes SA	160,800	3,374,888
		30,462,945
China — 25.4%
Alibaba Group Holding Ltd. ADR(1)	23,578	2,006,959
Baidu, Inc. ADR(1)	24,390	4,969,462
Brilliance China Automotive Holdings Ltd.	2,202,000	4,321,210
China Gas Holdings Ltd.	2,544,000	3,955,832
China Minsheng Banking Corp. Ltd., H Shares	1,928,500	2,329,875
China Mobile Ltd.	784,000	10,654,426
China Overseas Land & Investment Ltd.	1,614,000	4,921,620
CNOOC Ltd.	4,041,000	5,804,268
CSR Corp. Ltd., H Shares	4,071,000	5,269,971
Great Wall Motor Co. Ltd., H Shares	1,214,000	7,732,484
Guangzhou R&F Properties Co. Ltd.	2,202,400	2,561,393
Industrial & Commercial Bank of China Ltd., H Shares	14,077,645	10,273,533
PAX Global Technology Ltd.(1)	3,183,000	2,901,546
Ping An Insurance Group Co., H Shares	886,000	9,852,949
Shenzhou International Group Holdings Ltd.	1,145,000	4,532,286
Sinotrans Ltd., H Shares	7,699,000	5,092,430
Tencent Holdings Ltd.	1,000,500	17,531,132
Vipshop Holdings Ltd. ADR(1)	223,080	5,454,306
		110,165,682
Colombia — 0.6%
Cemex Latam Holdings SA(1)	440,850	2,645,126
Egypt — 1.1%
Commercial International Bank Egypt S.A.E.	685,650	4,933,413
Greece — 0.6%
Titan Cement Co. SA	95,060	2,403,054
India — 8.4%
Bharti Infratel Ltd.	1,053,475	6,266,646
HCL Technologies Ltd.	218,270	7,140,878
HDFC Bank Ltd.	419,929	7,161,316
ICICI Bank Ltd. ADR	437,150	5,092,798
Larsen & Toubro Ltd.	227,430	6,472,583
Tata Motors Ltd.	430,735	4,008,369
		36,142,590

Indonesia — 3.8%
PT Bank Rakyat Indonesia (Persero) Tbk	4,937,000	4,917,901
PT Matahari Department Store Tbk	4,236,400	5,850,657
PT Siloam International Hospitals Tbk(1)	1,358,100	1,284,547
PT Tower Bersama Infrastructure Tbk	6,262,000	4,493,621
		16,546,726
Malaysia — 1.4%
Axiata Group Bhd	2,153,100	4,277,524
Sapurakencana Petroleum Bhd	2,350,600	1,858,826
		6,136,350
Mexico — 4.5%
Alsea SAB de CV(1)	793,507	2,445,240
Cemex SAB de CV ADR(1)	673,081	6,831,772
Corp. Inmobiliaria Vesta SAB de CV	1,116,040	2,151,709
Grupo Mexico SAB de CV	1,170,510	3,563,087
Infraestructura Energetica Nova SAB de CV	608,650	3,205,631
Promotora y Operadora de Infraestructura SAB de CV(1)	112,855	1,357,057
		19,554,496
Peru — 1.6%
Credicorp Ltd.	48,134	6,990,020
Philippines — 1.6%
Universal Robina Corp.	1,399,310	6,918,793
Poland — 2.0%
Alior Bank SA(1)	132,520	2,959,745
Cyfrowy Polsat SA	287,960	1,870,612
Powszechny Zaklad Ubezpieczen SA	30,189	3,980,027
		8,810,384
Qatar — 0.6%
Qatar National Bank SAQ	44,810	2,493,851
Russia — 2.4%
Magnit PJSC GDR	55,071	2,625,234
MMC Norilsk Nickel OJSC ADR	162,170	2,932,034
NovaTek OAO GDR	26,862	2,252,379
QIWI plc ADR	105,070	2,475,449
		10,285,096
South Africa — 7.9%
Aspen Pharmacare Holdings Ltd.	176,952	6,276,325
Capitec Bank Holdings Ltd.	174,870	6,145,519
Discovery Holdings Ltd.	547,736	5,624,077
Mr Price Group Ltd.	272,760	6,306,691
MTN Group Ltd.	173,600	3,074,847
Naspers Ltd., N Shares	45,293	6,647,490
		34,074,949
South Korea — 12.7%
CJ Korea Express Co. Ltd.(1)	28,540	4,706,610
COSON Co. Ltd.(1)	127,210	2,178,988
Coway Co. Ltd.	38,120	2,993,890
Daewoo International Corp.	146,340	3,866,667
Hyundai Development Co-Engineering & Construction	167,590	7,634,732

LG Display Co. Ltd.	131,180	4,063,705
LG Household & Health Care Ltd.	6,940	4,236,527
Medy-Tox, Inc.	10,620	3,424,371
Samsung Electronics Co. Ltd.	12,762	15,778,811
Shinhan Financial Group Co. Ltd.	93,360	3,717,217
SK Hynix, Inc.	51,690	2,194,664
		54,796,182
Taiwan — 11.4%
Chailease Holding Co. Ltd.	1,448,000	3,518,012
Eclat Textile Co. Ltd.	431,000	4,927,087
Ginko International Co. Ltd.	222,000	2,265,010
Hota Industrial Manufacturing Co. Ltd.	1,968,000	3,826,628
Largan Precision Co. Ltd.	45,000	3,850,210
MediaTek, Inc.	236,000	3,559,968
PChome Online, Inc.	268,000	3,178,930
President Chain Store Corp.	493,000	3,832,808
Taiwan Semiconductor Manufacturing Co. Ltd.	4,301,939	20,561,437
		49,520,090
Thailand — 3.8%
Airports of Thailand PCL	555,700	5,311,206
CP ALL PCL	2,589,700	3,204,083
Kasikornbank PCL	447,800	2,991,797
Kasikornbank PCL NVDR	125,100	839,675
Thaicom PCL	3,609,900	3,908,027
		16,254,788
Turkey — 2.7%
BIM Birlesik Magazalar AS	108,580	2,034,225
Pegasus Hava Tasimaciligi AS(1)	246,660	2,757,927
TAV Havalimanlari Holding AS	522,593	4,176,661
Ulker Biskuvi Sanayi AS	347,280	2,692,469
		11,661,282
TOTAL COMMON STOCKS (Cost $337,322,258)		430,795,817
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 2.625%, 1/31/18 - 12/31/18, valued at $473,806), in a joint trading account at 0.04%, dated 2/27/15, due 3/2/15 (Delivery value $463,926)		463,924
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $1,526,575), at 0.00%, dated 2/27/15, due 3/2/15 (Delivery value $1,494,000)		1,494,000
State Street Institutional Liquid Reserves Fund, Premier Class	354,819	354,819
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,312,743)		2,312,743
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $339,635,001)		433,108,560
OTHER ASSETS AND LIABILITIES†		(12,106)
TOTAL NET ASSETS — 100.0%		$433,096,454

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.9%
Information Technology	21.7%
Consumer Discretionary	14.6%
Industrials	11.3%
Telecommunication Services	7.5%
Consumer Staples	7.5%
Materials	4.3%
Health Care	3.1%
Energy	3.0%
Utilities	1.6%
Cash and Equivalents*	0.5%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	14,213,531	16,249,414	—
China	12,430,727	97,734,955	—
India	5,092,798	31,049,792	—
Mexico	6,831,772	12,722,724	—
Peru	6,990,020	—	—
Russia	2,475,449	7,809,647	—
Other Countries	—	217,194,988	—
Temporary Cash Investments	354,819	1,957,924	—
	48,389,116	384,719,444	—

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$339,907,657
Gross tax appreciation of investments	$107,366,675
Gross tax depreciation of investments	(14,165,772)
Net tax appreciation (depreciation) of investments	$93,200,903

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Growth Fund
February 28, 2015

Global Growth - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Austria — 0.7%
Erste Group Bank AG	169,210	4,434,682
China — 2.3%
Baidu, Inc. ADR(1)	29,480	6,006,550
Tencent Holdings Ltd.	238,500	4,179,085
Vipshop Holdings Ltd. ADR(1)	178,300	4,359,435
		14,545,070
Denmark — 1.4%
GN Store Nord A/S	163,159	3,790,014
Pandora A/S	55,776	5,089,631
		8,879,645
France — 4.3%
Accor SA	172,790	9,054,114
Carrefour SA	222,210	7,351,755
Peugeot SA(1)	310,030	5,191,944
Total SA	105,050	5,670,324
		27,268,137
Germany — 2.4%
Fresenius Medical Care AG & Co. KGaA	81,703	6,689,915
Symrise AG	60,250	3,832,310
Wirecard AG	102,190	4,716,031
		15,238,256
Hong Kong — 0.4%
Hang Seng Bank Ltd.	127,400	2,322,695
India — 1.6%
HDFC Bank Ltd.	183,150	3,123,373
HDFC Bank Ltd. ADR	7,762	481,322
ICICI Bank Ltd. ADR	185,800	2,164,570
Maruti Suzuki India Ltd.	70,190	4,093,404
		9,862,669
Italy — 1.5%
Intesa Sanpaolo SpA	2,745,740	9,168,700
Japan — 4.8%
Keyence Corp.	17,500	8,938,349
Nidec Corp.	107,900	7,280,826
ORIX Corp.	391,700	5,555,018
Unicharm Corp.	299,600	8,288,620
		30,062,813
Mexico — 0.3%
Cemex SAB de CV ADR(1)	215,010	2,182,352
Netherlands — 2.0%
Akzo Nobel NV	79,940	5,939,936
ASML Holding NV	34,239	3,701,627
ASML Holding NV New York Shares	24,264	2,612,748
		12,254,311

Peru — 0.6%
Credicorp Ltd.	25,334	3,679,004
Spain — 0.7%
Bankia SA(1)	2,976,640	4,323,650
Sweden — 1.9%
Electrolux AB	189,050	6,174,681
Skandinaviska Enskilda Banken AB, A Shares	460,500	5,810,795
		11,985,476
Switzerland — 3.6%
Adecco SA	107,532	8,459,538
Credit Suisse Group AG	233,640	5,702,840
Roche Holding AG	32,011	8,689,827
		22,852,205
United Kingdom — 10.2%
Admiral Group plc	205,630	4,682,565
Ashtead Group plc	149,478	2,746,184
Capita plc	323,743	5,937,753
Johnson Matthey plc	108,600	5,715,604
Liberty Global plc(1)	128,050	6,680,368
Liberty Global plc, Class A(1)	96,820	5,234,089
Prudential plc	257,360	6,474,418
Royal Bank of Scotland Group plc(1)	1,686,598	9,561,358
Shire plc	123,380	10,047,836
Whitbread plc	82,450	6,689,116
		63,769,291
United States — 60.2%
Adobe Systems, Inc.(1)	138,810	10,979,871
Alexion Pharmaceuticals, Inc.(1)	32,074	5,785,187
Alliance Data Systems Corp.(1)	8,702	2,423,594
Amazon.com, Inc.(1)	9,210	3,501,274
American Tower Corp.	99,660	9,880,292
Autodesk, Inc.(1)	48,630	3,123,991
Biogen Idec, Inc.(1)	25,466	10,430,619
Bristol-Myers Squibb Co.	146,370	8,916,860
Celgene Corp.(1)	77,408	9,407,394
Cerner Corp.(1)	88,196	6,355,404
Charles Schwab Corp. (The)	221,094	6,486,898
Cognizant Technology Solutions Corp., Class A(1)	175,410	10,960,494
Continental Resources, Inc.(1)	100,035	4,450,557
Costco Wholesale Corp.	57,667	8,474,742
Dollar Tree, Inc.(1)	111,960	8,920,973
Electronic Arts, Inc.(1)	59,620	3,409,072
EOG Resources, Inc.	103,940	9,325,497
EQT Corp.	100,060	7,985,789
Equinix, Inc.	27,810	6,234,307
Estee Lauder Cos., Inc. (The), Class A	84,755	7,006,696
Facebook, Inc., Class A(1)	132,961	10,499,930
FedEx Corp.	52,301	9,256,231
Fortune Brands Home & Security, Inc.	164,713	7,629,506
Gilead Sciences, Inc.(1)	31,170	3,227,030
Google, Inc., Class A(1)	13,355	7,513,924
Google, Inc., Class C(1)	14,405	8,043,752
Harman International Industries, Inc.	87,765	12,110,692

Home Depot, Inc. (The)	113,684	13,045,239
Humana, Inc.	36,010	5,919,324
Ingersoll-Rand plc	155,500	10,448,045
Intercontinental Exchange, Inc.	41,215	9,700,362
Kansas City Southern	44,878	5,198,668
MasterCard, Inc., Class A	98,960	8,919,265
McKesson Corp.	42,740	9,774,638
Mead Johnson Nutrition Co.	59,260	6,208,078
Mondelez International, Inc., Class A	247,410	9,138,088
Monsanto Co.	73,611	8,864,973
Owens Corning	110,748	4,392,266
Priceline Group, Inc. (The)(1)	3,978	4,922,695
Public Storage	19,720	3,889,178
Schlumberger Ltd.	67,404	5,672,721
Signet Jewelers Ltd.	52,210	6,258,935
Towers Watson & Co., Class A	56,730	7,459,995
Tractor Supply Co.	73,813	6,504,402
Twenty-First Century Fox, Inc.	87,690	3,069,150
Tyco International plc	151,740	6,406,463
Ulta Salon Cosmetics & Fragrance, Inc.(1)	45,890	6,459,476
Union Pacific Corp.	95,002	11,424,940
Visa, Inc., Class A	34,413	9,336,591
WhiteWave Foods Co., Class A(1)	159,199	6,519,199
Zions Bancorp	196,310	5,248,348
		377,121,615
TOTAL COMMON STOCKS (Cost $452,331,737)		619,950,571
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 2.625%, 1/31/18 - 12/31/18, valued at $1,365,686), in a joint trading account at 0.04%, dated 2/27/15, due 3/2/15 (Delivery value $1,337,205)		1,337,201
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 2/15/42, valued at $4,395,764), at 0.00%, dated 2/27/15, due 3/2/15 (Delivery value $4,305,000)		4,305,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,014,437	1,014,437
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,656,638)		6,656,638
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $458,988,375)		626,607,209
OTHER ASSETS AND LIABILITIES†		60,554
TOTAL NET ASSETS — 100.0%		$626,667,763

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	18.7%
Information Technology	17.8%
Financials	16.4%
Health Care	14.2%
Industrials	13.8%
Consumer Staples	8.5%
Energy	5.3%
Materials	4.2%
Cash and Equivalents*	1.1%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Austria	—	4,434,682	—
China	10,365,985	4,179,085	—
Denmark	—	8,879,645	—
France	—	27,268,137	—
Germany	—	15,238,256	—
Hong Kong	—	2,322,695	—
India	2,645,892	7,216,777	—
Italy	—	9,168,700	—
Japan	—	30,062,813	—
Netherlands	2,612,748	9,641,563	—
Spain	—	4,323,650	—
Sweden	—	11,985,476	—
Switzerland	—	22,852,205	—
United Kingdom	11,914,457	51,854,834	—
Other Countries	382,982,971	—	—
Temporary Cash Investments	1,014,437	5,642,201	—
	411,536,490	215,070,719	—

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$459,324,645
Gross tax appreciation of investments	$173,361,448
Gross tax depreciation of investments	(6,078,884)
Net tax appreciation (depreciation) of investments	$167,282,564

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Discovery Fund
February 28, 2015

International Discovery - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Australia — 6.1%
Alumina Ltd.(1)	3,066,300	4,408,653
Aristocrat Leisure Ltd.	1,609,490	9,356,959
Qantas Airways Ltd.(1)	4,279,890	9,665,047
Ramsay Health Care Ltd.	168,990	8,834,066
Sydney Airport	637,350	2,569,811
		34,834,536
Canada — 6.1%
CCL Industries, Inc., Class B	26,770	2,962,024
Cineplex, Inc.	56,920	2,271,154
Dollarama, Inc.	91,040	4,553,092
Linamar Corp.	235,230	14,739,274
PrairieSky Royalty Ltd.	220,550	5,578,586
Seven Generations Energy Ltd.(1)	122,890	1,789,135
West Fraser Timber Co. Ltd.	56,950	3,100,566
		34,993,831
China — 3.7%
Shenzhou International Group Holdings Ltd.	1,023,000	4,049,369
Sunny Optical Technology Group Co. Ltd.	2,224,000	3,676,175
Vipshop Holdings Ltd. ADR(1)	122,010	2,983,145
YY, Inc. ADR(1)	24,750	1,304,078
Zhuzhou CSR Times Electric Co. Ltd., H Shares	1,687,500	9,508,207
		21,520,974
Denmark — 3.5%
DSV A/S	163,220	5,272,267
GN Store Nord A/S	67,025	1,556,921
Pandora A/S	123,970	11,312,421
Vestas Wind Systems A/S(1)	45,950	1,936,978
		20,078,587
Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	484,750	3,487,890
France — 9.7%
Accor SA	131,130	6,871,150
Groupe Eurotunnel SE	633,200	8,658,879
Ingenico	28,170	3,137,548
Peugeot SA(1)	780,940	13,078,078
Teleperformance	174,180	13,455,062
Zodiac Aerospace	289,190	10,407,559
		55,608,276
Germany — 6.9%
Aareal Bank AG	67,300	3,020,014
Deutsche Annington Immobilien SE	185,930	7,173,041
Duerr AG	32,840	3,513,262
KION Group AG	67,970	2,961,468
Morphosys AG(1)	66,240	5,520,896
Symrise AG	38,540	2,451,406
United Internet AG	282,790	12,681,982

Zalando SE(1)	98,690	2,577,095
		39,899,164
Hong Kong — 1.0%
Melco Crown Entertainment Ltd. ADR	100,650	2,417,613
Techtronic Industries Co. Ltd.	1,024,500	3,546,742
		5,964,355
India — 4.3%
Bharat Electronics Ltd.	59,120	3,604,450
Bharat Forge Ltd.	333,430	6,738,194
Container Corp. Of India Ltd.	106,440	2,677,490
Jubilant Foodworks Ltd.(1)	112,052	3,006,123
LIC Housing Finance Ltd.	277,040	2,219,950
Yes Bank Ltd.	491,220	6,523,637
		24,769,844
Indonesia — 1.4%
PT Jasa Marga	8,505,300	4,672,157
PT Matahari Department Store Tbk	2,593,900	3,582,291
		8,254,448
Israel — 3.1%
Caesarstone Sdot-Yam Ltd.	89,090	5,827,377
Mellanox Technologies Ltd.(1)	134,580	6,411,391
Radware Ltd.(1)	272,340	5,784,502
		18,023,270
Italy — 1.4%
Banca Generali SpA	273,610	7,746,438
Japan — 17.0%
Daito Trust Construction Co. Ltd.	22,700	2,454,541
Dena Co. Ltd.	154,900	1,851,678
Japan Exchange Group, Inc.	66,700	1,879,030
Japan Hotel REIT Investment Corp.	5,380	3,570,926
Koito Manufacturing Co. Ltd.	163,400	5,231,532
Leopalace21 Corp.(1)	389,800	2,137,587
M3, Inc.	222,600	4,946,046
Mabuchi Motor Co. Ltd.	178,600	9,047,574
Minebea Co. Ltd.	523,000	7,895,824
Nabtesco Corp.	312,800	8,393,630
Ono Pharmaceutical Co. Ltd.	86,400	8,594,859
Sohgo Security Services Co. Ltd.	106,700	3,344,828
Sumco Corp.	132,600	2,664,747
Suruga Bank Ltd.	191,900	4,032,908
Sysmex Corp.	139,900	7,508,113
TDK Corp.	139,400	9,811,896
Tokyo Steel Manufacturing Co. Ltd.	568,600	4,225,583
Yamaha Motor Co. Ltd.	399,100	9,915,362
		97,506,664
Netherlands — 1.6%
Randstad Holding NV	135,830	8,002,831
USG People NV	103,520	1,411,560
		9,414,391
Norway — 0.6%
Schibsted ASA	53,280	3,171,342
Philippines — 1.5%
Universal Robina Corp.	1,735,690	8,582,001

Russia — 0.3%
QIWI plc ADR	79,120	1,864,067
South Africa — 1.3%
Mediclinic International Ltd.	176,260	1,860,879
Mr Price Group Ltd.	244,280	5,648,183
		7,509,062
South Korea — 1.1%
Hanssem Co. Ltd.(1)	37,430	6,019,220
Spain — 1.5%
Almirall SA(1)	152,400	2,305,745
Atresmedia Corp. de Medios de Comunicacion SA	89,850	1,364,418
Melia Hotels International SA	400,362	4,728,905
		8,399,068
Sweden — 3.9%
Boliden AB	586,300	11,870,870
Hexagon AB, B Shares	155,450	5,614,249
Husqvarna AB, B Shares	606,130	4,743,910
		22,229,029
Switzerland — 6.2%
ams AG	161,490	7,139,879
Aryzta AG	53,370	4,265,793
Chocoladefabriken Lindt & Spruengli AG	1,100	6,051,817
Givaudan SA	2,010	3,860,398
Lonza Group AG	92,570	11,409,215
Sika AG	450	1,589,762
Swiss Prime Site AG	16,850	1,534,148
		35,851,012
Taiwan — 2.1%
Advanced Semiconductor Engineering, Inc.	2,307,000	3,107,206
Hermes Microvision, Inc.	69,041	3,443,172
Novatek Microelectronics Corp.	481,000	2,591,226
TPK Holding Co. Ltd.	436,000	3,138,974
		12,280,578
Thailand — 0.4%
Minor International PCL	2,287,100	2,405,240
Turkey — 0.3%
Pegasus Hava Tasimaciligi AS(1)	126,670	1,416,309
United Kingdom — 13.1%
Ashtead Group plc	945,130	17,363,762
BTG plc(1)	236,600	2,770,612
Croda International plc	159,360	6,714,106
Hays plc	1,280,270	3,026,092
Howden Joinery Group plc	928,860	6,652,424
London Stock Exchange Group plc	382,600	14,648,797
Man Group plc	1,338,140	3,958,242
Persimmon plc	266,870	7,267,812
St. James's Place plc	695,980	10,186,158
Whitbread plc	35,700	2,896,318
		75,484,323
TOTAL COMMON STOCKS (Cost $464,850,876)		567,313,919

TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 2.625%, 1/31/18 - 12/31/18, valued at $1,506,714), in a joint trading account at 0.04%, dated 2/27/15, due 3/2/15 (Delivery value $1,475,294)		1,475,289
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 2/15/42, valued at $4,849,044), at 0.00%, dated 2/27/15, due 3/2/15 (Delivery value $4,750,000)		4,750,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,128,878	1,128,878
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,354,167)		7,354,167
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $472,205,043)		574,668,086
OTHER ASSETS AND LIABILITIES†		(158,979)
TOTAL NET ASSETS — 100.0%		$574,509,107

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	26.3%
Industrials	25.2%
Financials	13.0%
Information Technology	12.8%
Health Care	9.7%
Materials	7.2%
Consumer Staples	3.2%
Energy	1.3%
Cash and Equivalents*	1.3%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	26,592,173	540,721,746	—
Temporary Cash Investments	1,128,878	6,225,289	—
	27,721,051	546,947,035	—

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$473,295,361
Gross tax appreciation of investments	$105,087,274
Gross tax depreciation of investments	(3,714,549)
Net tax appreciation (depreciation) of investments	$101,372,725

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 28, 2015

International Growth - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Australia — 2.2%
BHP Billiton Ltd.	231,542	6,088,192
Commonwealth Bank of Australia	258,436	18,562,503
CSL Ltd.	245,234	17,675,572
		42,326,267
Belgium — 2.3%
Anheuser-Busch InBev NV	237,122	30,170,455
KBC Groep NV(1)	259,410	15,739,676
		45,910,131
Canada — 0.5%
Alimentation Couche Tard, Inc., B Shares	256,850	9,911,562
China — 3.3%
Baidu, Inc. ADR(1)	114,168	23,261,730
Tencent Holdings Ltd.	1,537,200	26,935,388
Vipshop Holdings Ltd. ADR(1)	619,360	15,143,352
		65,340,470
Denmark — 3.7%
Coloplast A/S, B Shares	154,973	12,375,251
GN Store Nord A/S	875,691	20,341,391
Novo Nordisk A/S, B Shares	220,426	10,567,781
Pandora A/S	329,452	30,062,915
		73,347,338
France — 10.8%
Accor SA	561,960	29,446,436
Carrefour SA	380,097	12,575,402
Cie Generale d'Optique Essilor International SA	115,145	13,458,699
LVMH Moet Hennessy Louis Vuitton SA	70,410	12,914,061
Orange SA	938,030	17,110,152
Pernod-Ricard SA	118,880	14,094,813
Peugeot SA(1)	1,113,670	18,650,170
Schneider Electric SE	309,925	24,964,220
Total SA	447,970	24,180,249
Valeo SA	124,998	18,813,730
Zodiac Aerospace	766,362	27,580,336
		213,788,268
Germany — 5.4%
Bayer AG	220,405	32,569,373
Continental AG	46,141	11,013,552
Daimler AG	204,385	19,786,313
Fresenius Medical Care AG & Co. KGaA	141,280	11,568,134
Henkel AG & Co. KGaA Preference Shares	112,080	13,276,039
Wirecard AG	378,251	17,456,143
		105,669,554
Hong Kong — 1.0%
AIA Group Ltd.	1,666,000	9,805,939
Galaxy Entertainment Group Ltd.	1,927,000	9,789,293
		19,595,232

India — 2.5%
ICICI Bank Ltd. ADR	2,158,700	25,148,855
Tata Consultancy Services Ltd.	409,440	17,637,288
Tata Motors Ltd. ADR	131,168	6,456,089
		49,242,232
Indonesia — 0.8%
PT Bank Mandiri (Persero) Tbk	16,448,400	15,271,242
Ireland — 1.6%
Bank of Ireland(1)	50,267,038	19,125,455
Ryanair Holdings plc ADR	209,381	13,264,286
		32,389,741
Italy — 2.8%
Intesa Sanpaolo SpA	9,367,520	31,280,450
Luxottica Group SpA	388,181	23,956,830
		55,237,280
Japan — 16.7%
Daikin Industries Ltd.	264,100	17,213,690
Daito Trust Construction Co. Ltd.	153,100	16,554,637
Fuji Heavy Industries Ltd.	822,600	27,925,422
Isuzu Motors Ltd.	861,100	12,503,496
Japan Tobacco, Inc.	337,429	10,639,768
Keyence Corp.	71,700	36,621,693
Kubota Corp.	1,485,000	24,138,621
Mizuho Financial Group, Inc.	7,177,700	13,230,369
Murata Manufacturing Co. Ltd.	174,900	21,558,207
Nidec Corp.	300,200	20,256,756
Nitori Holdings Co. Ltd.	201,000	13,307,586
Ono Pharmaceutical Co. Ltd.	134,600	13,389,676
ORIX Corp.	1,627,500	23,080,909
Rakuten, Inc.	1,223,904	20,380,495
Seven & I Holdings Co. Ltd.	441,500	16,879,417
Suzuki Motor Corp.	737,400	23,300,915
Unicharm Corp.	651,000	18,010,320
		328,991,977
Mexico — 1.0%
Cemex SAB de CV ADR(1)	1,840,342	18,679,471
Netherlands — 5.1%
Akzo Nobel NV	359,925	26,744,202
ASML Holding NV	245,183	26,507,086
ING Groep NV CVA(1)	1,715,832	25,642,963
NXP Semiconductors NV(1)	252,350	21,423,253
		100,317,504
Norway — 0.6%
Statoil ASA	615,589	11,603,448
Spain — 1.7%
Bankia SA(1)	7,843,018	11,392,196
Inditex SA	676,250	21,253,539
		32,645,735
Sweden — 2.4%
Electrolux AB	697,750	22,789,652
Skandinaviska Enskilda Banken AB, A Shares	1,981,522	25,003,732
		47,793,384

Switzerland — 10.5%
Adecco SA	395,989	31,152,436
Credit Suisse Group AG	482,650	11,780,842
Givaudan SA	11,767	22,599,651
Nestle SA	539,114	42,072,776
Novartis AG	523,568	53,518,332
Roche Holding AG	170,864	46,383,388
		207,507,425
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	652,451	16,004,623
Turkey — 0.2%
BIM Birlesik Magazalar AS	232,438	4,354,680
United Kingdom — 24.0%
ARM Holdings plc	784,100	14,030,082
Ashtead Group plc	1,397,805	25,680,227
Associated British Foods plc	622,525	30,033,928
BAE Systems plc	997,070	8,189,221
Barclays plc	3,243,300	12,863,423
BG Group plc	1,738,111	25,706,819
BT Group plc	2,665,648	18,753,708
Bunzl plc	518,120	15,166,103
Burberry Group plc	826,039	23,873,259
Carnival plc	454,080	20,484,148
International Consolidated Airlines Group SA(1)	2,349,817	21,041,047
Johnson Matthey plc	472,403	24,862,510
Man Group plc	3,538,980	10,468,367
Prudential plc	1,004,590	25,272,519
Reckitt Benckiser Group plc	399,886	36,177,548
Rio Tinto plc	513,380	25,299,221
Royal Bank of Scotland Group plc(1)	3,784,474	21,454,259
Shire plc	342,680	27,907,218
Smith & Nephew plc	1,132,791	20,741,483
St. James's Place plc	1,451,711	21,246,814
Whitbread plc	367,584	29,821,854
Wolseley plc	231,880	14,215,708
		473,289,466
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,572,256,345)		1,969,217,030
OTHER ASSETS AND LIABILITIES — 0.1%		2,160,861
TOTAL NET ASSETS — 100.0%		$1,971,377,891

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.7%
Financials	18.1%
Health Care	14.3%
Industrials	12.4%
Consumer Staples	11.9%
Information Technology	11.2%
Materials	6.4%
Energy	3.1%
Telecommunication Services	1.8%
Other Assets and Liabilities	0.1%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	38,405,082	26,935,388	—
India	31,604,944	17,637,288	—
Ireland	13,264,286	19,125,455	—
Mexico	18,679,471	—	—
Netherlands	21,423,253	78,894,251	—
Taiwan	16,004,623	—	—
Other Countries	—	1,687,242,989	—
	139,381,659	1,829,835,371	—

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,578,663,203
Gross tax appreciation of investments	$414,184,628
Gross tax depreciation of investments	(23,630,801)
Net tax appreciation (depreciation) of investments	$390,553,827

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 28, 2015

International Opportunities - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.3%
Australia — 4.7%
Aristocrat Leisure Ltd.	263,440	1,531,539
G8 Education Ltd.	97,780	333,127
Independence Group NL	209,910	933,295
Magellan Financial Group Ltd.	83,890	1,302,512
Slater & Gordon Ltd.	376,180	2,201,664
		6,302,137
Belgium — 0.5%
Nyrstar NV(1)	165,790	614,652
Canada — 8.2%
CCL Industries, Inc., Class B	18,790	2,079,060
Concordia Healthcare Corp.	20,550	1,042,213
Descartes Systems Group, Inc. (The)(1)	69,990	1,060,404
FirstService Corp.	31,942	1,937,319
Interfor Corp.(1)	86,260	1,447,672
Intertape Polymer Group, Inc.	21,560	325,961
Linamar Corp.	25,780	1,615,349
Raging River Exploration, Inc.(1)	194,050	1,210,775
Whitecap Resources, Inc.	30,670	331,209
		11,049,962
China — 2.7%
Lijun International Pharmaceutical Holding Co. Ltd.	1,536,000	653,550
Ozner Water International Holding Ltd.(1)	1,515,000	513,738
PAX Global Technology Ltd.(1)	1,053,000	959,889
Sinotrans Ltd., H Shares	1,446,000	956,443
Wasion Group Holdings Ltd.	630,000	624,655
		3,708,275
Denmark — 1.9%
GN Store Nord A/S	29,480	684,790
Pandora A/S	4,910	448,044
Royal Unibrew A/S(1)	7,790	1,401,835
		2,534,669
Finland — 0.5%
Uponor Oyj	40,230	729,314
France — 7.5%
APERAM SA(1)	48,970	1,736,882
Criteo SA ADR(1)	31,200	1,415,232
Eurofins Scientific	2,670	724,408
Gaztransport Et Technigaz	11,110	683,423
Korian-Medica	28,110	1,039,637
Montupet	7,110	599,996
Nexity SA	26,500	1,091,001
Teleperformance	37,090	2,865,129
		10,155,708
Germany — 9.3%
Aareal Bank AG	16,580	744,009
Aurelius AG	24,550	1,019,786

CTS Eventim AG & Co. KGaA	47,990	1,479,524
Duerr AG	12,360	1,322,288
Grand City Properties SA(1)	53,040	880,226
Jungheinrich AG Preference Shares	11,410	720,774
Morphosys AG(1)	13,010	1,084,343
Stroeer Media SE	32,700	1,024,602
Symrise AG	21,040	1,338,287
Wirecard AG	64,780	2,989,573
		12,603,412
Hong Kong — 0.1%
Paradise Entertainment Ltd.	447,908	140,913
India — 3.9%
Bharat Forge Ltd.	98,200	1,984,496
IndusInd Bank Ltd.	101,480	1,419,456
Oberoi Realty Ltd.	163,010	849,008
SKS Microfinance Ltd.(1)	155,990	1,050,323
		5,303,283
Indonesia — 0.6%
PT Matahari Department Store Tbk	579,300	800,039
Israel — 3.1%
Caesarstone Sdot-Yam Ltd.	32,220	2,107,510
Frutarom Industries Ltd.	40,890	1,313,066
Mellanox Technologies Ltd.(1)	16,970	808,451
		4,229,027
Italy — 3.4%
Banca Generali SpA	78,230	2,214,846
Interpump Group SpA	89,120	1,348,346
Salvatore Ferragamo SpA	32,630	990,276
		4,553,468
Japan — 19.4%
Aica Kogyo Co. Ltd.	58,300	1,369,471
Alpine Electronics, Inc.	50,500	905,517
Asahi Intecc Co. Ltd.	19,300	1,156,790
Dena Co. Ltd.	50,700	606,069
Fancl Corp.	89,200	1,287,015
Hoshizaki Electric Co. Ltd.	28,600	1,695,080
Hulic Reit, Inc.	630	955,862
Japan Aviation Electronics Industry Ltd.	54,000	1,287,875
Kyoritsu Maintenance Co. Ltd.	26,500	1,437,701
M3, Inc.	61,900	1,375,383
Maeda Corp.	165,000	1,286,897
MISUMI Group, Inc.	35,000	1,400,000
Nifco, Inc.	41,600	1,429,266
Nihon Kohden Corp.	6,900	354,734
Nihon M&A Center, Inc.	48,700	1,603,996
NS Solutions Corp.	34,800	974,545
OSG Corp.	62,500	1,200,105
Ryohin Keikaku Co. Ltd.	5,800	755,879
Sanwa Holdings Corp.	210,400	1,503,799
SCSK Corp.	36,900	1,013,304
Sohgo Security Services Co. Ltd.	23,800	746,082
Zenkoku Hosho Co. Ltd.	59,900	1,952,853
		26,298,223

Malaysia — 0.6%
My EG Services Bhd	1,203,400	834,767
Netherlands — 0.8%
Aalberts Industries NV	36,740	1,136,799
Norway — 0.7%
Hoegh LNG Holdings Ltd.(1)	33,770	417,386
Schibsted ASA	9,730	579,151
		996,537
Philippines — 1.1%
D&L Industries, Inc.	2,208,400	905,599
SSI Group, Inc.(1)	2,840,700	641,075
		1,546,674
South Korea — 3.4%
Cosmax, Inc.	15,030	1,773,391
Hanssem Co. Ltd.(1)	11,170	1,796,278
Naturalendo Tech Co. Ltd.(1)	20,770	987,831
		4,557,500
Spain — 3.6%
Almirall SA(1)	43,140	652,689
Inmobiliaria Colonial SA(1)	1,303,860	955,701
Mediaset Espana Comunicacion SA(1)	123,070	1,520,445
Melia Hotels International SA	148,680	1,756,145
		4,884,980
Sweden — 4.7%
Avanza Bank Holding AB	15,410	562,834
Cloetta AB, B Shares(1)	225,700	695,753
Haldex AB	95,040	1,479,122
Hexpol AB	11,480	1,232,410
Indutrade AB	16,120	714,446
Inwido AB(1)	92,800	1,040,758
Nobia AB	72,900	710,462
		6,435,785
Switzerland — 3.9%
ams AG	33,010	1,459,455
Leonteq AG	6,910	1,804,783
PSP Swiss Property AG	6,170	640,719
Straumann Holding AG	4,890	1,343,872
		5,248,829
Taiwan — 3.5%
AirTAC International Group	68,000	583,398
Eclat Textile Co. Ltd.	132,000	1,508,992
PChome Online, Inc.	55,000	652,392
Poya International Co. Ltd.	96,000	825,381
TPK Holding Co. Ltd.	159,000	1,144,718
		4,714,881
Thailand — 0.5%
Supalai PCL	906,000	661,355
United Kingdom — 11.7%
ASOS plc(1)	33,900	1,693,610
Bellway plc	61,570	1,892,543
BTG plc(1)	86,340	1,011,051
Domino's Pizza Group plc	89,690	1,000,431

Essentra plc	43,550	684,449
Grafton Group plc	82,265	952,537
Hays plc	544,740	1,287,567
Hikma Pharmaceuticals plc	54,700	2,088,415
IG Group Holdings plc	102,640	1,158,349
Just Eat plc(1)	134,750	747,674
Poundland Group plc	169,420	1,009,618
Restaurant Group plc (The)	69,950	797,523
Rightmove plc	17,660	825,839
Telecity Group plc	52,110	744,163
		15,893,769
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $112,972,531)		135,934,958
OTHER ASSETS AND LIABILITIES — (0.3)%		(396,812)
TOTAL NET ASSETS — 100.0%		$135,538,146

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	25.7%
Industrials	20.6%
Financials	15.6%
Information Technology	12.7%
Health Care	10.6%
Materials	9.3%
Consumer Staples	3.8%
Energy	2.0%
Other Assets and Liabilities	(0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,331,193	131,603,765	—

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$113,705,343
Gross tax appreciation of investments	$23,404,571
Gross tax depreciation of investments	(1,174,956)
Net tax appreciation (depreciation) of investments	$22,229,615

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 28, 2015

International Value - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 88.5%
Australia — 6.0%
Australia & New Zealand Banking Group Ltd.	28,608	790,001
Commonwealth Bank of Australia	3,418	245,503
Fortescue Metals Group Ltd.	32,678	63,581
Insurance Australia Group Ltd.	85,051	405,399
Lend Lease Group	8,750	118,626
Mineral Resources Ltd.	12,176	74,878
National Australia Bank Ltd.	5,991	177,424
Telstra Corp. Ltd.	75,920	377,893
Westpac Banking Corp.	12,532	372,115
Woodside Petroleum Ltd.	17,553	482,526
		3,107,946
Belgium — 0.8%
bpost SA	2,998	84,359
KBC Groep NV(1)	5,366	325,582
		409,941
China — 1.0%
China Construction Bank Corp., H Shares	229,000	190,445
China South City Holdings Ltd.	412,000	130,148
Huaneng Power International, Inc., H Shares	156,000	196,111
		516,704
Denmark — 0.9%
AP Moeller - Maersk A/S, B Shares	141	324,991
Vestas Wind Systems A/S(1)	3,187	134,345
		459,336
France — 9.0%
APERAM SA(1)	9,475	336,062
AXA SA	7,840	199,067
Credit Agricole SA	39,057	549,394
Electricite de France	5,558	153,626
Faurecia	2,000	91,147
GDF Suez	25,334	563,457
Orange SA	36,569	667,037
Peugeot SA(1)	5,600	93,781
Rallye SA	1,051	39,865
Sanofi	4,536	445,166
Schneider Electric SE	3,800	306,087
Societe Generale SA	3,157	145,959
Technicolor SA(1)	25,032	154,403
Total SA	9,636	520,126
Valeo SA	933	140,428
Vinci SA	4,300	255,128
		4,660,733
Germany — 8.4%
Allianz SE	5,151	862,328
BASF SE	2,532	242,684
Daimler AG	3,100	300,108

Deutsche Bank AG	6,000	197,233
Deutsche Lufthansa AG	9,704	142,256
Deutsche Telekom AG	40,966	764,203
E.ON AG	31,231	504,839
ProSiebenSat.1 Media AG	11,332	556,636
RWE AG	13,756	384,610
Siemens AG	3,465	387,053
		4,341,950
Hong Kong — 2.9%
BOC Hong Kong Holdings Ltd.	157,000	553,644
Hang Seng Bank Ltd.	27,700	505,013
Link Real Estate Investment Trust (The)	71,500	456,336
		1,514,993
India — 0.3%
Asian Paints Ltd.	6,200	80,970
State Bank of India	10,752	52,172
		133,142
Israel — 0.9%
Bank Hapoalim BM	37,462	169,840
Bezeq The Israeli Telecommunication Corp. Ltd.	171,252	274,629
		444,469
Italy — 3.1%
A2A SpA	219,798	222,598
ENI SpA	38,672	721,842
Exor SpA	6,534	290,939
Fiat Chrysler Automobiles NV(1)	23,383	360,840
		1,596,219
Japan — 17.3%
Asahi Kasei Corp.	46,000	475,285
Bridgestone Corp.	10,000	383,198
Canon, Inc.	4,400	143,044
Central Japan Railway Co.	3,300	613,793
Fuji Heavy Industries Ltd.	11,200	380,215
FUJIFILM Holdings Corp.	15,000	516,928
Fukuoka Financial Group, Inc.	76,000	407,239
Hachijuni Bank Ltd. (The)	32,000	239,415
Heiwa Corp.	7,400	155,640
Hitachi Construction Machinery Co. Ltd.	3,200	59,198
ITOCHU Corp.	20,400	228,514
Japan Airlines Co. Ltd.	15,500	476,823
Kanamoto Co. Ltd.	7,000	194,274
KDDI Corp.	2,500	173,250
Kobe Steel Ltd.	94,000	185,446
Komatsu Ltd.	5,900	122,784
Kyowa Exeo Corp.	8,300	81,109
Mitsubishi Electric Corp.	9,000	105,404
Mitsubishi Motors Corp.	33,900	300,105
Mitsubishi UFJ Financial Group, Inc.	40,000	260,046
Mitsui & Co. Ltd.	13,000	180,669
Nippon Telegraph & Telephone Corp.	8,800	545,839
NTT DoCoMo, Inc.	9,000	159,837
Otsuka Holdings Co. Ltd.	4,500	134,840
Panasonic Corp.	27,700	346,178

Seiko Epson Corp.	900	33,066
Seven Bank Ltd.	94,200	456,727
Sony Corp.	9,400	268,308
Sumitomo Heavy Industries Ltd.	71,000	440,986
Sumitomo Mitsui Financial Group, Inc.	4,800	190,977
Teijin Ltd.	14,000	47,398
Toyota Motor Corp.	9,800	660,543
		8,967,078
Netherlands — 2.7%
Boskalis Westminster NV	1,096	50,929
Heineken Holding NV	4,613	320,933
ING Groep NV CVA(1)	41,655	622,530
Koninklijke Ahold NV	21,864	410,188
		1,404,580
Norway — 0.4%
TGS Nopec Geophysical Co. ASA	8,048	196,212
Portugal — 0.8%
EDP - Energias de Portugal SA	108,220	427,011
Singapore — 1.2%
Oversea-Chinese Banking Corp. Ltd.	17,700	136,109
Singapore Post Ltd.	94,000	137,946
United Overseas Bank Ltd.	15,000	253,916
Yangzijiang Shipbuilding Holdings Ltd.	129,000	115,952
		643,923
South Korea — 0.3%
Kia Motors Corp.	3,093	128,223
Spain — 3.3%
Banco Santander SA	123,089	899,873
Endesa SA	20,650	417,569
Mapfre SA	75,151	263,983
Telefonica SA	8,855	137,688
		1,719,113
Sweden — 2.0%
Axfood AB	683	39,668
Industrivarden AB, C Shares	5,560	106,972
Investment AB Kinnevik, B Shares	9,000	303,023
Investor AB, B Shares	11,310	449,985
Peab AB	9,000	76,376
Skanska AB, B Shares	2,734	68,178
		1,044,202
Switzerland — 3.3%
Nestle SA	3,502	273,298
Novartis AG	320	32,710
Roche Holding AG	1,251	339,601
Swiss Life Holding AG	1,694	402,111
Zurich Financial Services AG	2,035	650,619
		1,698,339
Taiwan — 1.4%
AU Optronics Corp.	476,000	248,541
Highwealth Construction Corp.	38,000	80,793
Innolux Corp.	281,000	143,626
Inotera Memories, Inc.(1)	52,000	76,470
Pegatron Corp.	54,000	148,440
		697,870

United Kingdom — 22.5%
Amlin plc	16,212	132,528
AstraZeneca plc	13,551	935,052
BHP Billiton plc	18,465	460,819
BP plc	117,213	810,788
British Land Co. plc	19,983	255,599
BT Group plc	85,481	601,387
Catlin Group Ltd.	38,010	401,677
Centrica plc	87,078	328,426
Direct Line Insurance Group plc	94,785	479,097
Evraz plc	95,528	290,243
HSBC Holdings plc	140,142	1,249,037
Imperial Tobacco Group plc	14,273	703,590
Investec plc	32,200	287,335
Legal & General Group plc	87,544	377,758
Lloyds Banking Group plc(1)	83,000	101,230
Man Group plc	9,528	28,184
Marks & Spencer Group plc	56,076	436,761
Rio Tinto plc	14,454	712,289
Royal Dutch Shell plc, B Shares	38,009	1,294,192
Shaftesbury plc	4,634	58,128
SSE plc	5,441	132,133
Standard Chartered plc	46,552	712,225
Standard Life plc	77,542	509,739
Vedanta Resources plc	11,852	108,597
Vodafone Group plc	70,573	244,493
		11,651,307
TOTAL COMMON STOCKS (Cost $41,736,740)		45,763,291
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI EAFE Value ETF (Cost $262,086)	4,863	264,061
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 2.625%, 1/31/18 - 12/31/18, valued at $153,466), in a joint trading account at 0.04%, dated 2/27/15, due 3/2/15 (Delivery value $150,266)		150,265
State Street Institutional Liquid Reserves Fund, Premier Class	598,793	598,793
TOTAL TEMPORARY CASH INVESTMENTS (Cost $749,058)		749,058
TOTAL INVESTMENT SECURITIES — 90.4% (Cost $42,747,884)		46,776,410
OTHER ASSETS AND LIABILITIES(2) — 9.6%		4,955,129
TOTAL NET ASSETS — 100.0%		$51,731,539

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	32.9%
Consumer Discretionary	9.3%
Industrials	8.9%
Energy	7.8%
Telecommunication Services	7.7%
Utilities	6.3%
Materials	5.9%
Health Care	3.6%
Consumer Staples	3.5%
Information Technology	2.6%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	11.0%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

(2)	Amount relates primarily to receivable for capital shares sold, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	45,763,291	—
Exchange-Traded Funds	264,061	—	—
Temporary Cash Investments	598,793	150,265	—
	862,854	45,913,556	—

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$42,757,577
Gross tax appreciation of investments	$5,348,278
Gross tax depreciation of investments	(1,329,445)
Net tax appreciation (depreciation) of investments	$4,018,833

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
February 28, 2015

NT Emerging Markets - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Brazil — 6.9%
BB Seguridade Participacoes SA	257,300	2,936,687
BRF SA ADR	128,840	2,924,668
Cielo SA	209,900	3,305,902
Hypermarcas SA(1)	392,600	2,641,536
Itau Unibanco Holding SA ADR	703,955	8,996,545
Lojas Americanas SA Preference Shares	297,100	1,746,754
Ultrapar Participacoes SA	133,500	2,801,913
		25,354,005
China — 25.1%
Alibaba Group Holding Ltd. ADR(1)	19,577	1,666,394
Baidu, Inc. ADR(1)	20,260	4,127,975
Brilliance China Automotive Holdings Ltd.	1,830,000	3,591,196
China Gas Holdings Ltd.	2,128,000	3,308,966
China Minsheng Banking Corp. Ltd., H Shares	1,601,500	1,934,817
China Mobile Ltd.	651,000	8,846,979
China Overseas Land & Investment Ltd.	1,340,000	4,086,103
CNOOC Ltd.	3,356,000	4,820,372
CSR Corp. Ltd., H Shares	3,381,000	4,376,755
Great Wall Motor Co. Ltd., H Shares	1,008,000	6,420,382
Guangzhou R&F Properties Co. Ltd.	1,828,800	2,126,896
Industrial & Commercial Bank of China Ltd., H Shares	11,691,095	8,531,886
PAX Global Technology Ltd.(1)	2,643,000	2,409,295
Ping An Insurance Group Co., H Shares	735,500	8,179,282
Shenzhou International Group Holdings Ltd.	951,000	3,764,370
Sinotrans Ltd., H Shares	6,393,000	4,228,589
Tencent Holdings Ltd.	831,000	14,561,090
Vipshop Holdings Ltd. ADR(1)	185,270	4,529,852
		91,511,199
Colombia — 0.6%
Cemex Latam Holdings SA(1)	366,120	2,196,742
Egypt — 1.1%
Commercial International Bank Egypt S.A.E.	569,430	4,097,182
Greece — 0.5%
Titan Cement Co. SA	78,950	1,995,804
India — 8.3%
Bharti Infratel Ltd.	874,908	5,204,432
HCL Technologies Ltd.	181,270	5,930,393
HDFC Bank Ltd.	354,392	6,043,672
ICICI Bank Ltd. ADR	363,050	4,229,532
Larsen & Toubro Ltd.	188,880	5,375,463
Tata Motors Ltd.	357,726	3,328,956
		30,112,448

Indonesia — 3.8%
PT Bank Rakyat Indonesia (Persero) Tbk	4,100,100	4,084,239
PT Matahari Department Store Tbk	3,518,300	4,858,929
PT Siloam International Hospitals Tbk(1)	1,137,000	1,075,421
PT Tower Bersama Infrastructure Tbk	5,200,500	3,731,887
		13,750,476
Malaysia — 1.4%
Axiata Group Bhd	1,788,100	3,552,385
Sapurakencana Petroleum Bhd	1,952,200	1,543,777
		5,096,162
Mexico — 4.5%
Alsea SAB de CV(1)	659,009	2,030,776
Cemex SAB de CV ADR(1)	558,996	5,673,810
Corp. Inmobiliaria Vesta SAB de CV	935,660	1,803,939
Grupo Mexico SAB de CV	972,100	2,959,117
Infraestructura Energetica Nova SAB de CV	505,480	2,662,257
Promotora y Operadora de Infraestructura SAB de CV(1)	94,611	1,137,677
		16,267,576
Peru — 1.6%
Credicorp Ltd.	39,974	5,805,024
Philippines — 1.6%
Universal Robina Corp.	1,171,510	5,792,451
Poland — 2.0%
Alior Bank SA(1)	110,060	2,458,116
Cyfrowy Polsat SA	239,151	1,553,544
Powszechny Zaklad Ubezpieczen SA	25,068	3,304,890
		7,316,550
Qatar — 0.6%
Qatar National Bank SAQ	37,220	2,071,438
Russia — 2.3%
Magnit PJSC GDR	45,732	2,180,044
MMC Norilsk Nickel OJSC ADR	134,680	2,435,014
NovaTek OAO GDR	22,309	1,870,610
QIWI plc ADR	87,260	2,055,846
		8,541,514
South Africa — 7.8%
Aspen Pharmacare Holdings Ltd.	146,956	5,212,394
Capitec Bank Holdings Ltd.	145,230	5,103,870
Discovery Holdings Ltd.	454,898	4,670,829
Mr Price Group Ltd.	226,530	5,237,772
MTN Group Ltd.	144,170	2,553,576
Naspers Ltd., N Shares	37,612	5,520,177
		28,298,618
South Korea — 12.5%
CJ Korea Express Co. Ltd.(1)	23,920	3,944,713
COSON Co. Ltd.(1)	107,040	1,833,494
Coway Co. Ltd.	31,660	2,486,531
Daewoo International Corp.	121,540	3,211,389
Hyundai Development Co-Engineering & Construction	139,180	6,340,486

LG Display Co. Ltd.	108,950	3,375,063
LG Household & Health Care Ltd.	5,760	3,516,195
Medy-Tox, Inc.	8,820	2,843,969
Samsung Electronics Co. Ltd.	10,601	13,106,972
Shinhan Financial Group Co. Ltd.	77,540	3,087,329
SK Hynix, Inc.	42,930	1,822,731
		45,568,872
Taiwan — 11.3%
Chailease Holding Co. Ltd.	1,202,000	2,920,339
Eclat Textile Co. Ltd.	362,000	4,138,296
Ginko International Co. Ltd.	184,000	1,877,306
Hota Industrial Manufacturing Co. Ltd.	1,634,000	3,177,190
Largan Precision Co. Ltd.	37,000	3,165,728
MediaTek, Inc.	193,000	2,911,330
PChome Online, Inc.	225,000	2,668,877
President Chain Store Corp.	409,000	3,179,754
Taiwan Semiconductor Manufacturing Co. Ltd.	3,571,774	17,071,559
		41,110,379
Thailand — 3.7%
Airports of Thailand PCL	467,500	4,468,218
CP ALL PCL	2,150,700	2,660,934
Kasikornbank PCL	371,900	2,484,702
Kasikornbank PCL NVDR	102,200	685,970
Thaicom PCL	2,998,000	3,245,592
		13,545,416
Turkey — 2.7%
BIM Birlesik Magazalar AS	91,356	1,711,537
Pegasus Hava Tasimaciligi AS(1)	204,850	2,290,446
TAV Havalimanlari Holding AS	436,788	3,490,892
Ulker Biskuvi Sanayi AS	288,410	2,236,048
		9,728,923
TOTAL COMMON STOCKS (Cost $300,583,824)		358,160,779
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 2.625%, 1/31/18 - 12/31/18, valued at $1,414,469), in a joint trading account at 0.04%, dated 2/27/15, due 3/2/15 (Delivery value $1,384,972)		1,384,967
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 2/15/42, valued at $4,548,614), at 0.00%, dated 2/27/15, due 3/2/15 (Delivery value $4,459,000)		4,459,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,060,183	1,060,183
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,904,150)		6,904,150
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $307,487,974)		365,064,929
OTHER ASSETS AND LIABILITIES — (0.2)%		(623,320)
TOTAL NET ASSETS — 100.0%		$364,441,609

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.6%
Information Technology	21.4%
Consumer Discretionary	14.5%
Industrials	11.2%
Telecommunication Services	7.4%
Consumer Staples	7.4%
Materials	4.2%
Energy	3.0%
Health Care	3.0%
Utilities	1.6%
Cash and Equivalents*	1.7%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	11,921,213	13,432,792	—
China	10,324,221	81,186,978	—
India	4,229,532	25,882,916	—
Mexico	5,673,810	10,593,766	—
Peru	5,805,024	—	—
Russia	2,055,846	6,485,668	—
Other Countries	—	180,569,013	—
Temporary Cash Investments	1,060,183	5,843,967	—
	41,069,829	323,995,100	—

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$308,878,187
Gross tax appreciation of investments	$67,197,918
Gross tax depreciation of investments	(11,011,176)
Net tax appreciation (depreciation) of investments	$56,186,742

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
February 28, 2015

NT International Growth - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Australia — 2.2%
BHP Billiton Ltd.	145,730	3,831,842
Commonwealth Bank of Australia	133,864	9,614,956
CSL Ltd.	132,925	9,580,749
		23,027,547
Belgium — 2.2%
Anheuser-Busch InBev NV	118,418	15,067,033
KBC Groep NV(1)	134,910	8,185,650
		23,252,683
Canada — 0.5%
Alimentation Couche Tard, Inc., B Shares	135,860	5,242,690
China — 3.3%
Baidu, Inc. ADR(1)	62,420	12,718,075
Tencent Holdings Ltd.	831,000	14,561,090
Vipshop Holdings Ltd. ADR(1)	328,490	8,031,580
		35,310,745
Denmark — 3.6%
Coloplast A/S, B Shares	70,160	5,602,573
GN Store Nord A/S	470,569	10,930,829
Novo Nordisk A/S, B Shares	114,110	5,470,723
Pandora A/S	178,570	16,294,740
		38,298,865
France — 10.7%
Accor SA	303,740	15,915,831
Carrefour SA	198,466	6,566,192
Cie Generale d'Optique Essilor International SA	61,071	7,138,271
LVMH Moet Hennessy Louis Vuitton SA	38,560	7,072,379
Orange SA	513,690	9,369,971
Pernod-Ricard SA	64,270	7,620,067
Peugeot SA(1)	601,170	10,067,545
Schneider Electric SE	171,438	13,809,199
Total SA	244,920	13,220,141
Valeo SA	62,780	9,449,159
Zodiac Aerospace	400,520	14,414,175
		114,642,930
Germany — 6.4%
Bayer AG	118,980	17,581,743
Continental AG	24,911	5,946,091
Daimler AG	110,630	10,709,983
Fresenius Medical Care AG & Co. KGaA	76,630	6,274,533
Henkel AG & Co. KGaA Preference Shares	59,970	7,103,534
Symrise AG	190,830	12,138,088
Wirecard AG	196,573	9,071,771
		68,825,743
Hong Kong — 0.9%
AIA Group Ltd.	866,400	5,099,559
Galaxy Entertainment Group Ltd.	926,000	4,704,144
		9,803,703

India — 2.4%
ICICI Bank Ltd. ADR	1,146,550	13,357,307
Tata Consultancy Services Ltd.	212,210	9,141,288
Tata Motors Ltd. ADR	69,453	3,418,477
		25,917,072
Indonesia — 0.7%
PT Bank Mandiri (Persero) Tbk	8,066,400	7,489,114
Ireland — 1.6%
Bank of Ireland(1)	26,041,326	9,908,127
Ryanair Holdings plc ADR	112,526	7,128,522
		17,036,649
Italy — 2.8%
Intesa Sanpaolo SpA	5,080,930	16,966,473
Luxottica Group SpA	206,634	12,752,545
		29,719,018
Japan — 15.4%
Daikin Industries Ltd.	144,600	9,424,838
Daito Trust Construction Co. Ltd.	78,000	8,434,107
Fuji Heavy Industries Ltd.	453,200	15,385,122
Isuzu Motors Ltd.	455,400	6,612,579
Keyence Corp.	35,700	18,234,232
Kubota Corp.	768,000	12,483,812
Mizuho Financial Group, Inc.	3,286,100	6,057,137
Murata Manufacturing Co. Ltd.	91,100	11,229,003
Nidec Corp.	162,800	10,985,342
Nitori Holdings Co. Ltd.	91,100	6,031,448
Ono Pharmaceutical Co. Ltd.	71,500	7,112,644
ORIX Corp.	813,400	11,535,491
Rakuten, Inc.	657,827	10,954,160
Seven & I Holdings Co. Ltd.	228,600	8,739,829
Suzuki Motor Corp.	383,900	12,130,759
Unicharm Corp.	318,600	8,814,267
		164,164,770
Mexico — 0.9%
Cemex SAB de CV ADR(1)	987,163	10,019,704
Netherlands — 5.0%
Akzo Nobel NV	193,291	14,362,474
ASML Holding NV	132,974	14,376,010
ING Groep NV CVA(1)	888,770	13,282,592
NXP Semiconductors NV(1)	135,040	11,464,221
		53,485,297
Norway — 0.6%
Statoil ASA	325,830	6,141,681
Spain — 1.6%
Bankia SA(1)	4,211,202	6,116,885
Inditex SA	351,435	11,045,083
		17,161,968
Sweden — 2.3%
Electrolux AB	358,810	11,719,319
Skandinaviska Enskilda Banken AB, A Shares	1,060,210	13,378,205
		25,097,524

Switzerland — 9.9%
Adecco SA	213,764	16,816,804
Chocoladefabriken Lindt & Spruengli AG	1,270	6,987,098
Credit Suisse Group AG	260,540	6,359,433
Nestle SA	279,250	21,792,836
Novartis AG	285,936	29,227,947
Roche Holding AG	91,744	24,905,174
		106,089,292
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	335,521	8,230,330
Turkey — 0.2%
BIM Birlesik Magazalar AS	101,399	1,899,690
United Kingdom — 23.5%
ARM Holdings plc	425,010	7,604,802
Ashtead Group plc	755,723	13,884,010
Associated British Foods plc	335,883	16,204,788
BAE Systems plc	527,410	4,331,769
Barclays plc	1,726,410	6,847,206
BG Group plc	950,263	14,054,476
BT Group plc	1,331,000	9,364,021
Bunzl plc	242,570	7,100,366
Burberry Group plc	429,274	12,406,399
Carnival plc	243,850	11,000,395
International Consolidated Airlines Group SA(1)	1,276,442	11,429,689
Johnson Matthey plc	246,608	12,978,948
Man Group plc	1,871,990	5,537,380
Prudential plc	522,070	13,133,740
Reckitt Benckiser Group plc	216,900	19,622,868
Rio Tinto plc	277,536	13,676,895
Royal Bank of Scotland Group plc(1)	2,052,510	11,635,720
Shire plc	190,140	15,484,646
Smith & Nephew plc	578,300	10,588,714
St. James's Place plc	758,730	11,104,549
Whitbread plc	192,108	15,585,599
Wolseley plc	126,780	7,772,414
		251,349,394
TOTAL COMMON STOCKS (Cost $873,412,963)		1,042,206,409
EXCHANGE-TRADED FUNDS — 1.5%
iShares MSCI EAFE ETF (Cost $15,054,062)	246,330	16,028,693
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 2.625%, 1/31/18 - 12/31/18, valued at $1,858,982), in a joint trading account at 0.04%, dated 2/27/15, due 3/2/15 (Delivery value $1,820,215)		1,820,209
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 2/15/42, valued at $5,982,245), at 0.00%, dated 2/27/15, due 3/2/15 (Delivery value $5,860,000)		5,860,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,111,172	1,111,172
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,791,381)		8,791,381
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $897,258,406)		1,067,026,483
OTHER ASSETS AND LIABILITIES — 0.2%		2,420,837
TOTAL NET ASSETS — 100.0%		$1,069,447,320

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.2%
Financials	17.1%
Health Care	14.1%
Industrials	12.2%
Consumer Staples	11.7%
Information Technology	11.1%
Materials	6.2%
Energy	3.1%
Telecommunication Services	1.8%
Exchange-Traded Funds	1.5%
Cash and Equivalents*	1.0%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	20,749,655	14,561,090	—
India	16,775,784	9,141,288	—
Ireland	7,128,522	9,908,127	—
Mexico	10,019,704	—	—
Netherlands	11,464,221	42,021,076	—
Taiwan	8,230,330	—	—
Other Countries	—	892,206,612	—
Exchange-Traded Funds	16,028,693	—	—
Temporary Cash Investments	1,111,172	7,680,209	—
	91,508,081	975,518,402	—

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$899,995,304
Gross tax appreciation of investments	$180,836,914
Gross tax depreciation of investments	(13,805,735)
Net tax appreciation (depreciation) of investments	$167,031,179

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 28, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 28, 2015